Accounting Policies, by Policy (Policies)	12 Months Ended
Sep. 30, 2023
Accounting Policies [Abstract]
Basis of presentation
(a)	Basis of presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the regulations of the Securities and Exchange Commission (the “SEC”).

Use of estimates and assumptions
(b)	Use of estimates and assumptions

The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. The most significant estimates relate to useful lives for property, plant and equipment, assumptions used in assessing right of use assets, allowance for expected credit losses accounts, inventory valuation, impairment of long-lived assets, property, plant and equipment, provision of warranty liabilities, valuation allowance for deferred tax asset and uncertain tax position. Actual results could vary from the estimates and assumptions that were used.

Risks and uncertainties
(c)	Risks and uncertainties

Political and economic risk

All of the Company’s assets were located in Japan and all of the Company’s revenue was generated in Japan. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in Japan, as well as by the general state of Japan economy. The Company’s results may be adversely affected by changes in the political, regulatory, and social conditions in Japan. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations, including its organization and structure disclosed in Note 1, such experience may not be indicative of future results.

Credit risk

As of September 30, 2023 and 2022, $39,473 and $3,772 of the Company’s cash was on deposit at financial institutions in Japan, respectively, which were insured by the Deposit Insurance Corporation of Japan subject to certain limitations. The Company has not experienced any losses in such accounts.

Accounts receivables are typically unsecured and derived from revenue earned from customers, thereby exposed to credit risks. The risk is mitigated by the Company’s assessment of its customers’ creditworthiness and its ongoing monitoring of outstanding balances.

Concentration of customers

As of September 30, 2023, one major customer, which is in the automobile inspection and maintenance, was recorded $258, accounted for 100% of the Company’s total accounts receivable. As of September 30, 2022, two major customers, which are in tires manufacturing industry and retail industry, were recorded $24,396 and $20,668, accounted for 54% and 46% of the Company’s total accounts receivable, respectively.

For the fiscal year ended September 30, 2023, the most major customer, which is in the automobile manufacture industry, was recorded $609,218, accounted for 42% of the Company’s total revenues, the second major customer, which is in the automotive industry, was recorded $409,456, accounted for 29% of the Company’s total revenues. For the fiscal year ended September 30, 2022, the most major customer, which is in the logistic industry, was recorded $138,921, accounted for 32% of the Company’s total revenues, the second major customer, which is the government agency, was recorded $54,277, accounted for 12% of the Company’s total revenues.

Concentration of suppliers

As of September 30, 2023 and 2022, the most major supplier which are in the automation machinery business, were recorded $490,236 and $770,758, accounted for 67% and 80% of the Company’s total accounts payable, respectively.

For the fiscal years ended September 30, 2023, the most major supplier, which is in the automobile manufacture business, was recorded $1,093,750, accounted for 71% of the Company’s total purchases. For the fiscal years ended September 30, 2022, the most major supplier, which is in the car manufacture business, was recorded $1,015,106, accounted for 53% of the Company’s total purchases.

Foreign currency translation

(d) Foreign currency translation

The Company maintains its books and record in its local currency, Japanese yen (“JPY”), which is a functional currency as being the primary currency of the economic environment in which its operation is conducted. Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates at the balance sheet dates. The resulting exchange differences are recorded in the statements of operations and comprehensive loss.

The reporting currency of the Company is the United States Dollars (“US$”) and the accompanying financial statements have been expressed in US$. In accordance with ASC Topic 830-30, “Translation of Financial Statement,” assets and liabilities of the Company are translated into US$, using the exchange rate on the balance sheet date. Revenue and expenses are translated at the average rates prevailing during the period. Shareholders’ equity is translated at the historical exchange rate at the time of transaction. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheet. Gains and losses resulting from the translations of foreign currency transactions and balances are reflected in the results of operations.

The value of foreign currencies including, the JPY, may fluctuate against the U.S. Dollar. Any significant variations of the aforementioned currencies relative to the U.S. Dollar may materially affect the Company’s financial condition in terms of reporting in U.S. Dollar.

The following table outlines the currency exchange rates that were used in preparing the accompanying financial statements:

	September 30,
	2023	2022
$ to JPY Year-end Spot Rate	149.43	144.71
$ to JPY Average Rate	138.93	124.70

Fair value of financial instruments

(e) Fair value of financial instruments

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact, and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

●	Level 1 applies to assets or liabilities for which there are quoted prices, in active markets for identical assets or liabilities.
●	Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
●	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Cash, accounts receivable, net, bank loans, loans payable — third party, loans payable — financial institution, accounts payable, accruals and other current liabilities, amount due to a related party, amount due to a shareholder, other non-current liabilities are financial assets and liabilities and are subject to fair value measurement; however, because of their being short period of time between the origination of such instruments and their expected realization and their current market rates of interest management believes their carrying values approximate their fair value.

Related parties	(f) Related parties We adopted ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.
Cash

(g) Cash

Cash consists of cash on hand, the Company’s demand deposit placed with financial institutions, which have original maturities of less than three months and unrestricted as to withdrawal and use. Deposits are held at highly liquid and well capitalized financial institutions. Risk of loss is not expected by management. The Company maintains all of its bank accounts in Japan. Cash balances in bank accounts in Japan are insured by the Deposit Insurance Corporation of Japan subject to certain limitations. The cash balance was $39,473 and $3,772 as of September 30, 2023 and 2022, respectively.

Accounts Receivable and allowance for expected credit losses accounts

(h) Accounts Receivable and allowance for expected credit losses accounts

Accounts receivable, net are stated at the original amount less an allowance for expected credit loss on such receivables. The allowance for expected credit loss is estimated based upon the Company’s assessment of various factors including historical experience, the age of the accounts receivable balances, current general economic conditions, future expectations and customer specific quantitative and qualitative factors that may affect the Company’s customers’ ability to pay. Accounts are considered overdue after 30 days. An allowance is also made when there is objective evidence for the Company to reasonably estimate the amount of probable loss. As of September 30, 2023 and 2022, the Company made nil allowance for expected credit losses accounts.

Prepayments

(i)  Prepayments

Prepayments are mainly payments made to vendors or services providers for future services that have not been provided and prepaid rent. These amounts are refundable and bear no interest. Management reviews its prepayments on a regular basis to determine if the allowance is adequate and adjusts the allowance when necessary. As of September 30, 2023 and 2022, no allowance was deemed necessary.

Inventories, net

(j)  Inventories, net

Inventories are measured at the lower of cost or net realizable value. Net realizable value is the estimated selling price in the ordinary course of business less cost to sell, and considers general market and economic conditions, periodic reviews of current profitability of vehicles. The cost of inventories is based on the first-in-first-out method, and includes expenditure incurred in acquiring the inventories, production or conversion costs and other costs incurred in bringing them to their existing location and condition. In the case of manufactured inventories and work in progress, cost includes an appropriate share of production overheads based on normal operating capacity. The Company records adjustments to its inventories for estimated obsolescence or diminution in net realizable value equal to the difference between the cost of the inventories and the estimated net realizable value. At the point of loss recognition, the Company may need to consider if any impairment of the inventories at year end, and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis. As of September 30, 2023 and 2022, the Company made $336,105 and nil impairment of the inventories at year end respectively.

Property, plant and equipment, net

(k)  Property, plant and equipment, net

Property, plant and equipment, net are stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis or declining balance method over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. Property under finance leases and the related obligation for future lease payments are recorded at an amount equal to the initial present value of those lease payments, and the depreciation on a straight-line method over the lease term. Estimated useful lives are as follows:

Category	Estimated useful life
Buildings	15 – 20 years
Leasehold improvements	Shorter of the estimated useful life or remaining lease term
Machinery and equipment	2 – 8 years
Motor vehicle	1 – 3 years

Expenditure for repair and maintenance costs, which do not materially extend the useful lives of the assets, are charged to expenses as incurred, whereas the expenditure for major renewals and betterment that substantially extends the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the statements of operations and comprehensive loss.

The cost of construction-in-progress includes the cost directly attributable to the construction of showroom. Construction in progress is not depreciated.

Cost method investment

(l)  Cost method investment

The Company accounts for investment with less than 20% of the voting shares and does not have the ability to exercise significant influence over operating and financial policies of the investee using the cost method. The Company records cost method investment at the historical cost in its financial statements and subsequently records any dividends received from the net accumulated earrings of the investee as income. Dividends received in excess of earnings are considered a return of investment and are recorded as reduction in the cost of the investment.

Cost method investment are evaluated for impairment when facts or circumstances indicate that the fair value of the long-term investment is less than its carrying value. An impairment is recognized when a decline in fair value is determined to be other-than-temporary.

The Company reviews several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to, the: (i) nature of the investment; (ii) cause and duration of the impairment; (iii) extent to which fair value is less than cost; (iv) financial condition and near term prospects of the investment; and (v) ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value. No event had occurred and indicated that other-than-temporary impairment existed and therefore the Company did not record any impairment charges for its investment for the fiscal years ended September 30, 2023 and 2022.

Impairment of long-lived assets

(m) Impairment of long-lived assets

The Company evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows. No impairment of long-lived assets was recognized for the fiscal years ended of September 30, 2023 and 2022, respectively.

Warranties liabilities

(n) Warranties liabilities

The estimated costs related to product warranties are accrued at the time products are sold and are charged to cost of revenue in the financial statement. These estimates are established using historical information on the nature, frequency and average cost of claims of each vehicle line or each model year of the vehicle line and assumptions about future activity and events. Revisions are made when necessary and are based on changes in these factors.

Contract liabilities

(o) Contract liabilities

A contract liability is recognized when the customer pays non-refundable consideration before the Company recognizes the related revenue. A contract liability would also be recognized if the Company has an unconditional right to receive nonrefundable considerations before the Company recognizes the related revenue. In such cases, a corresponding receivable would also be recognized.

Commitments and contingencies

(p) Commitments and contingencies

In the normal course of business, the Company is subject to commitments and contingencies, including operating lease commitments, legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss will occur, and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments on liability for contingencies, including historical and the specific facts and circumstances of each matter.

Revenue recognition

(q) Revenue recognition

The Company adopted Accounting Standards Codification 606, Revenue from Contracts with Customers (“ASC 606”), for reporting periods beginning.

The Company recognizes revenue as it satisfies a performance obligation when its customer obtains control of promised goods in an amount that reflects the consideration the entity expects to receive in exchange for those goods. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”), the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price, including variable consideration, if any; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration to which it is entitled in exchange for the goods it transfers to the customer.

The Company is a principal and records revenue on a gross basis when the Company is primarily responsible for fulfilling the delivery of goods, has discretion in establishing pricing, and controls the promised good before transferring those goods to customers.

Automotive net sales and revenue represents the amount of consideration to which we expect to be entitled in exchange for vehicle. The consideration recognized represents the amount received, typically shortly after the sale to a customer, net of estimated dealer and customer sales incentives we reasonably expect to pay. Significant factors in determining our estimates of incentives include forecasted sales volume, product mix and the rate of customer acceptance of incentive programs, all of which are estimated based on historical experience and assumptions concerning future customer behavior and market conditions. Subsequent adjustments to incentive estimates are possible as facts and circumstances change over time. A portion of the consideration received is deferred for separate performance obligations, such as maintenance, services and vehicle connectivity, that will be provided to our customers at a future date. Taxes assessed by various government entities, such as sales, use and value-added taxes, collected at the time of the vehicle sale are excluded from Automotive net sales and revenue. Costs for shipping and handling activities that occur after control of the vehicle transfers to the dealer are recognized at the time of sale and presented in Automotive and other cost of sales.

Revenue from sales of goods in the ordinary course of business is recognized when the Company satisfies a performance obligation (“PO”) by transferring control of a promised good to the customer. The amount of revenue recognized is the amount of the transaction price allocated to the satisfied PO.

The transaction price is allocated to each PO in the contract on the basis of the relative stand-alone selling prices of the promised goods. The individual standalone selling price of a good that has not previously been sold on a stand-alone basis, or has a highly variable selling price, is determined based on the residual portion of the transaction price after allocating the transaction price to goods with observable stand-alone selling price. A discount or variable consideration is allocated to one or more, but not all, of the performance obligations if it relates specifically to those performance obligations.

Transaction price is the amount of consideration in the contract to which the Company expects to be entitled in exchange for transferring the promised goods. The transaction price may be fixed or variable and is adjusted for time value of money if the contract includes a significant financing component. Consideration payable to a customer is deducted from the transaction price if the Company does not receive a separate identifiable benefit from the customer.

When consideration is variable, if applicable, the estimated amount is included in the transaction price to the extent that it is highly probable that a significant reversal of the cumulative revenue will not occur when the uncertainty associated with the variable consideration is resolved.

Revenue may be recognized at a point in time or over time following the timing of satisfaction of the PO. If a PO is satisfied over time, revenue is recognized based on the percentage of completion reflecting the progress towards complete satisfaction of that PO. Typically, POs for products where the process is described as below, the PO is satisfied at point in time.

For the sales of electric light commercial vehicle products, the Company typically receives purchase orders from its customers which will set forth the terms and conditions including the transaction price, products to be delivered, terms of delivery, and terms of payment. The terms serve as the basis of the performance obligations that the Company must fulfill in order to recognize revenue. The key performance obligation is the delivery of the EV to the customer at their location at which point the title to that asset passes to the customer.

The Company has entered into agreements with certain customers that allow full or partial refunds if we are unable to ultimately meet requirements regarding quality set forth in the agreement. For these agreements, our management estimates an expected liability for potential refunds. Our management develops this estimate based on actual historical refund data and the probability of product defects. Refund liabilities are settled in cash with customers. The actual amount of customer returns, which is inherently uncertain, may differ from the Company’s estimates. If the Company determines that actual or expected returns or allowances are significantly higher or lower than the reserves it established, it will record a reduction or increase, as appropriate, to net sales in the period in which it makes such a determination. Provisions for customer-specific discounts are based on contractual obligations with certain customers. The Company records, on a gross basis, a refund liability and an asset, which represents the right to receive goods (inventory) back from the customer for recovery, in the balance sheets. The refund liability is remeasured at the balance sheet date to reflect changes in the estimate of returns, with a corresponding adjustment to revenue. The asset is initially measured at the carrying amount of the goods at the time of sale, less any expected costs to recover the goods and any expected reduction in value.

Cost of revenue	(r) Cost of revenue Cost of revenue mainly consists of raw material costs, labor costs, sub-contracting costs, warranty costs, impairment costs and production overhead.
Research and development expenses

(s)  Research and development expenses

Research and development expenses include costs directly attributable to the conduct of research and development programs, including licensing fees, cost of salaries, payroll taxes and other employee benefits, subcontractors and materials used for research and development activities, including Testing, modifying costs and professional services. All costs associated with research and development are expensed as incurred.

Selling and general and administrative expenses

(t)  Selling and general and administrative expenses

Selling, general and administrative expenses mainly consist of staff cost, agents service fee, commission fee, depreciation, office supplies and upkeep expenses, travelling and entertainment, legal and professional fees, advertisement fee, operating lease expense and related expenses, other miscellaneous administrative expenses.

Asset retirement obligations

(u) Asset retirement obligations

The Company accounts for asset retirement obligations in accordance with ASC 410-20, Asset Retirement Obligations. ASC 410-20 requires the Company to record the fair value of an asset retirement obligation as a liability in the period in which it incurs an obligation associated with the retirement of tangible long-lived assets that result from the operation use of the leased assets. Asset retirement obligations consists of estimated restoration costs to be incurred by the Company in the future once the economic life of its leased assets is reached. The estimated fair value of the asset retirement obligation is based on the current cost escalated at an inflation rate and discounted at a credit adjusted risk-free rate. This liability is capitalized as part of the cost of the related asset and amortized over its useful life. The liability is accreted until the Company settles the obligation.

Leases

(v)  Leases

The Company adopted ASC 842 on October 1, 2020. The Company determines if an arrangement is a lease at inception.

Operating leases

Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liability, and operating lease liability, non-current in the Company’s balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Company’s leases do not provide an implicit rate, the Company used an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Company has elected to adopt the following lease policies in conjunction with the adoption of ASU 2016-02: (i) for leases that have lease terms of 12 months or less and does not include a purchase option that is reasonably certain to exercise, the Company elected not to apply ASC 842 recognition requirements; and (ii) the Company elected to apply the package of practical expedients for existing arrangements entered into prior to October 1, 2020 to not reassess (a) whether an arrangement is or contains a lease, (b) the lease classification applied to existing leases, and(c) initial direct costs.

Finance leases

Finance lease assets are subsequently amortized using the straight-line method from the lease commencement date to the earlier of the end of its useful life or the end of the lease term unless the lease transfers ownership of the underlying asset to the Company or the Company is reasonably certain to exercise an option to purchase the underlying asset. In those cases, the Finance lease assets are amortized over the useful life of the underlying asset. Accordingly, the assets leased under the finance leases are included in rental equipment and property and equipment, and depreciation thereon is recognized in operating expenses and cost of revenue in the financial statement. When the Company makes its contractually required payments under finance leases, the Company allocates a portion to reduce the finance lease obligation and a portion is recognized as interest expenses.

Income taxes

(w) Income taxes

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures.

The Company did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its statements of operations and comprehensive loss for the fiscal years ended September 30, 2023 and 2022, respectively. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Loss per share

(x)  Loss per share

Loss per share is computed by dividing net earnings attributable to Ordinary shareholders by the weighted average number of Ordinary Shares outstanding during the year. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue Ordinary Shares were exercised or converted into Ordinary Shares.

Share-based compensation

(y)  Share-based compensation

The Company applies ASC 718, Compensation — Stock Compensation (“ASC 718”), to account for its employee share-based payments. In accordance with ASC 718, the Company determines whether an award should be classified and accounted for as a liability award or equity award. All the Company’s share-based awards to employees were classified as equity awards and are recognized in the financial statements based on their grant date fair values. In accordance with ASC 718, the Company recognizes share-based compensation cost for equity awards to employees with a performance condition based on the probable outcome of that performance condition. Compensation cost is recognized using the accelerated method if it is probable that the performance condition will be achieved. The Company accounts for forfeitures as they occur in accordance with ASU No. 2016-09, Compensation-Stock Compensation (Topic 718): Improvement to Employee Share-based Payment Accounting.

Deferred initial public offering (“IPO”) costs

(z)  Deferred initial public offering (“IPO”) costs

The Company complies with the requirement of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering”. Initial public offering expenses directly attributable to the offering of securities are deferred and should be charged against the gross proceeds of the offering, as a reduction in share capital. These deferred expenses mainly consist of underwriting, legal and other expenses incurred through the balance sheet date that are directly related to the intended IPO. Should the IPO close, these deferred initial public offering costs, as well as additional expenses to be incurred, will be charged to operations. As of September 30, 2023 and 2022, the Company capitalized $336,731 and $0 of deferred IPO costs, respectively.

Segment reporting

(aa)  Segment reporting

ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for detailing the Company’s business segments. Based on the criteria established by ASC 280, the Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. As a whole and hence, the Company has only one reportable segment. The Company does not distinguish between markets or segments for the purpose of internal reporting. As the Company’s long-lived assets are substantially located in Japan, no geographical segments are presented.

Recent accounting pronouncements

(bb)  Recent accounting pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued. Under the Jump start Our Business Start-ups Act of 2012, as amended (the “JOBS Act”), the Company meets the definition of an emerging growth company, or EGC, and has elected the extended transition period for complying with new or revised accounting standards, which delays the adoption of these accounting standards until they would apply to private companies.

In October 2021, the FASB issued ASU 2021-08, Codification Improvements to Subtopic 310-20, Receivables — Nonrefundable Fees and Other Costs. The amendments in this Update represent changes to clarify the Codification. The amendments make the Codification easier to understand and easier to apply by eliminating inconsistencies and providing clarifications. ASU 2021-08 is effective for the Company for annual and interim reporting periods beginning July 1, 2021. Early application is not permitted. All entities should apply the amendments in this Update on a prospective basis as of the beginning of the period of adoption for existing or newly purchased callable debt securities. These amendments do not change the effective dates for Update 2017-08. The Company is currently evaluating the impact of this new standard on Company’s financial statements and related disclosures.

In October 2021, the FASB issued ASU 2021-10, Codification Improvements. The amendments in this Update represent changes to clarify the Codification or correct unintended application of guidance that are not expected to have a significant effect on current accounting practice or create a significant administrative cost to most entities. The amendments in this Update affect a wide variety of Topics in the Codification and apply to all reporting entities within the scope of the affected accounting guidance. ASU 2021-10 is effective for annual periods beginning after December 15, 2021 for public business entities. Early application is permitted. The amendments in this Update should be applied retrospectively. The Company does not expect the adoption of this standard to have a material impact on its financial statements.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s balance sheets, statements of operations and comprehensive loss and statements of cash flows.